Other operating income and expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other operating income and expense
Total other operating income and expense	$ 152	$ 79	$ 341	$ 192